Note 9 - Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	6 Months Ended
Jan. 31, 2017
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
	January 31, 2017	July 31, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$ 2,540,700	$ 2,470,200
Valuation allowance	(2,540,700)	(2,470,200)
Net deferred tax asset	$ 0	$ 0